INITIAL PUBLIC OFFERING (Details)	Dec. 03, 2021 $ / shares shares
Initial Public Offering
INITIAL PUBLIC OFFERING
Sale of 461,500 Private Units (in shares)	11,500,000
Purchase price, per unit | $ / shares	$ 10.15
Number of shares in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
Over-Allotment Option
INITIAL PUBLIC OFFERING
Sale of 461,500 Private Units (in shares)	1,500,000
Purchase price, per unit | $ / shares	$ 10.00